Related Party Transactions - Common Shares Held by Board of Directors (Detail) - shares		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of key management personnel compensation [line items]
Common shares held by Supervisory Board members		13,260	36,760	36,760
Ben J. Noteboom [member]
Disclosure of key management personnel compensation [line items]
Common shares held by Supervisory Board members	[1]	0	23,500	23,500
Dona D Young [member]
Disclosure of key management personnel compensation [line items]
Common shares held by Supervisory Board members		13,260	13,260	13,260

[1]	Mr. Ben J. Noteboom stepped down in May 2023